TAXATION	12 Months Ended
Dec. 31, 2020
TAXATION
TAXATION

6.    TAXATION

The Company and its subsidiaries file separate income tax returns.

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries in Cayman Islands are not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no Cayman Islands withholding tax is imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands(“BVI”), the Company’s subsidiary in BVI is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no British Virgin Islands withholding tax is imposed.

People’s Republic of China

On March 16, 2007, the National People's Congress approved the Corporate Income Tax Law of the People's Republic of China (the "CIT Law") with effective on January 1, 2008. The CIT Law enacted a statutory income tax rate of 25%. Jiangxi Jinko, Jiangxi

Materials, Zhejiang Jinko, Yuhuan Jinko, Haining Jinko and Xinjiang Jinko were designated by the relevant local authorities as “High and New Technology Enterprises" under the CIT Law. Jiangxi Jinko, Jiangxi Materials, Zhejiang Jinko and Xinjiang Jinko were subject to a preferential tax rate of 15% for 2018, 2019 and 2020. Jiangxi Jinko and Jiangxi Materials have successfully renewed this qualification for 2019, 2020 and 2021. Xinjiang Jinko was designated by the relevant local authorities as an “Enterprise in the Encouraged Industry” and was subject to a preferential tax rate of 15% for 2018, 2019 and 2020. It was also designated by the relevant local authorities as a “High and New Technology Enterprise” in 2020, and will enjoy the preferential tax rate of 15% in 2021 and 2022. Yuhuan Jinko and Haining Jinko enjoyed the preferential tax rate of 15% in 2019 and 2020 and will continue to enjoy such rate in 2021. Sichuan Jinko was designated by the relevant local authorities as an “Enterprise in the Encouraged Industry” and was subject to a preferential tax rate of 15% for 2020, 2021 and 2022.

Under the CIT Law, 10% withholding income tax ("WHT") will be levied on foreign investors for dividend distributions from foreign invested enterprises' profit earned after January 1, 2008. For certain treaty jurisdictions such as Hong Kong which has signed double tax arrangement with the PRC, the applicable WHT rate could be reduced to 5% if foreign investors directly hold at least 25% shares of invested enterprises at any time throughout the 12-month period preceding the entitlement to the dividends and they are also qualified as beneficial owners to enjoy the treaty benefit. Deferred income taxes are not provided on undistributed earnings of the Company's subsidiaries that are intended to be permanently reinvested in China. Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested totaled RMB3,250,957,069, RMB3,883,577,293 and RMB3,878,527,864 as of December 31, 2018, 2019, 2020 respectively, and the amount of the unrecognized deferred tax liability, calculated based on the 5% rate, on the permanently reinvested earnings was RMB162,547,853, RMB194,178,865 and RMB193,926,393 as of December 31, 2018, 2019, 2020 respectively.

Hong Kong

The Company’s subsidiaries established in Hong Kong are subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit.

Japan

Jinko Japan is incorporated in Japan and is subject to corporate income tax at 37.6%.

European Countries

Jinko Switzerland is incorporated in Switzerland and according to its current business model where it employs limited staff and generates income exclusively from trading activities conducted outside Switzerland, is subject to a combined federal, cantonal and communal tax rate of 11.6% in 2020.

Jinko GMBH is incorporated in Germany and is subject to Germany profit tax rate of approximately 33% on the assessable profit.

Jinko Italy is incorporated in Italy and is subject to corporate income tax at 27.9%.

Jinko Portugal is incorporated in Portugal and is subject to corporate income tax at 23%.

United States

Jinko US, Jinko US holding, and Jinko Solar (U.S.) Industries are Delaware incorporated corporations that are subject to U.S. federal corporate income tax on taxable incomes at a rate of 21% for taxable years beginning after December 31, 2017 and at differing tax rates of various states ranged from 0.75% to 9.99%.

Malaysia

The Income Tax Act 1967 of Malaysia, revised in 1971, enacted a statutory income tax rate of 24%. Nevertheless, Malaysia offers a wide range of tax incentives, including tax exemptions, capital allowances, and enhanced tax deductions, to attract foreign direct investment. Incorporated in Malaysia, Jinko Malaysia is entitled to a five year 100% tax exemption, approved in February 2017 and retrospectively effective from August 2015, under the pioneer status (PS) incentive scheme as a company engaged in producing high technology products identified by the Malaysian Investment Development Authority (MIDA). The tax exemption was expired in August 2020 and Jinko Malaysia has applied to renew the tax exemption the local tax authorities.

Canada

Jinko Canada is incorporated in Canada and is subject to a federal corporate income tax of 15% and provinces and territories income tax of 12%.

Australia

Jinko Australia is incorporated in Australia and is subject to corporate income tax at 30%.

Brazil

Jinko Brazil is incorporated in Brazil and is subject to corporate income tax at 34%.

Mexico

Jinko Mexico is incorporated in Mexico and is subject to corporate income tax at 30%.

Composition of Income Tax Expense

Income/(loss) before income taxes for the years ended December 31, 2018, 2019 and 2020 were taxed within the following jurisdictions:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cayman Islands	57,199,049	(22,036,601)	(784,811,121)
PRC	532,128,623	498,042,536	444,368,215
Other countries	(181,952,469)	775,180,276	906,814,798
Income before income taxes	407,375,203	1,251,186,211	566,371,892

For the year ended December 31, 2019 and 2020, the loss attributed to Cayman Islands was mainly due to the fair value loss from convertible senior notes and call options. Increase in the income before taxes of other countries was mainly attributable to the higher profit generated by the Group's subsidiaries in U.S.

The current and deferred positions of income tax expense included in the consolidated statement of operations for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Current income tax (expenses)/benefits
PRC	(37,136,613)	(25,562,374)	26,472,926
Other countries	(74,198,842)	39,207,147	(110,725,623)
Total current income tax expenses	(111,335,455)	13,644,773	(84,252,697)
Deferred tax (expenses)/benefits	106,925,932	(291,623,774)	(94,158,083)
Income tax expenses, net	(4,409,523)	(277,979,001)	(178,410,780)

Reconciliation of the differences between statutory tax rate and the effective tax rate

Reconciliation between the statutory CIT rate of 25% and the Company’s effective tax rate from continuing operations is as follows:

	For the year ended December 31,
	2018	2019	2020
	%	%	%
Statutory CIT rate	25.0	25.0	25.0
Effect of permanent differences:
—Share-based compensation expenses	1.1	0.1	0.1
—Change in fair value of convertible senior notes and call options	0.0	0.6	32.0
—Accrued payroll and welfare expenses	4.2	0.5	0.4
—Change of enacted tax rate	(3.2)	0.7	(7.2)
—Other non-deductible expenses including tax preferences	(19.5)	(7.0)	(6.6)
Difference in tax rate of subsidiaries outside the PRC	0.6	4.5	(3.1)
Effect of tax holiday for subsidiaries	(14.0)	(4.6)	(7.8)
Change in valuation allowance	6.9	2.4	(1.3)
Effective tax rate	1.1	22.2	31.5

Other tax preferences in 2018, 2019 and 2020 was mainly due to the additional income tax deduction amounting of RMB59.3 million, RMB88.0 million and RMB83.3 million for R&D costs approved by local tax bureau in the second quarter of 2018, 2019 and 2020, respectively.

Decrease in the difference in tax rate of subsidiaries outside the PRC was mainly attributable to the lower applied tax rate of the Group's subsidiaries in U.S. from around 27.9% in 2019 to around 23.59% in 2020.

The aggregate amount and per share effect of reduction of CIT for certain PRC subsidiaries as a result of tax holidays are as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
The aggregate amount of effect	57,284,294	57,373,029	44,190,456
Per share effect—basic	0.37	0.34	0.25
Per share effect—diluted *	0.37	0.34	0.25

*Due to the dilutive impact of call option in 2019 and 2020, the denominator for diluted earnings per share is less than that for the basic earnings per share (Note 22). Therefore, the Company used the basic denominator for both of the basic and diluted effect to calculate above per share effect of tax holidays in 2019 and 2020.

Significant components of deferred tax assets/liability

	As of December 31,
	2019	2020
	RMB	RMB
Net operating losses	367,045,173	166,093,004
Accrued warranty costs	171,396,603	206,022,708
Provision for inventories, accounts receivable, other receivable	56,512,918	84,101,028
Timing difference for revenue recognition of retainage contract	8,337,383	5,797,569
Other temporary differences	49,723,467	20,366,550
Impairment for property, plant and equipment and project assets	18,310,891	24,871,785
Total deferred tax assets	671,326,435	507,252,644
Less: Valuation allowance	(144,316,817)	(136,847,274)
Less: Deferred tax liabilities in the same tax jurisdiction	(255,723,355)	(115,297,938)
Deferred tax assets	271,286,263	255,107,432

Timing difference for project assets, property, plant and equipment	(349,000,757)	(308,201,462)
Timing difference for refund of countervailing duties	(119,355,270)	(134,682,972)
Other temporary differences	(38,101,269)	(1,126,697)
Total deferred tax liabilities	(506,457,296)	(444,011,131)
Less: Deferred tax assets in the same tax jurisdiction	255,723,355	115,297,938
Deferred tax liabilities	(250,733,941)	(328,713,193)

Movement of valuation allowance

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
At beginning of year	(86,443,363)	(114,620,700)	(144,316,817)
Current year additions	(29,565,816)	(62,415,889)	(37,426,345)
Utilization and reversal of valuation allowances	1,388,479	32,719,772	44,895,888
At end of year	(114,620,700)	(144,316,817)	(136,847,274)

Valuation allowances were determined by assessing both positive and negative evidence and have been provided on the net deferred tax asset due to the uncertainty surrounding its realization. As of December 31, 2018, 2019 and 2020, valuation allowances of RMB114,620,700, RMB144,316,817 and RMB136,847,274 were provided against deferred tax assets because it was more likely than not that such portion of deferred tax will not be realized based on the Group’s estimate of future taxable incomes of all its subsidiaries. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will result in a non-cash income statement benefit when those events occur. Due to the strong financial performance and profitable condition of certain subsidiaries, the Company has determined that the future taxable income of those subsidiaries is sufficient to realize the benefits of such deferred tax assets. As a result, the Company reversed the valuation allowance of RMB1.4 million, RMB32.7 million and RMB44.9 million in 2018, 2019 and 2020.